CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Products	$ 388,357	$ 377,558	$ 369,381
Services	623,282	571,726	509,631
Total revenues	1,011,639	949,284	879,012
Cost of revenues:
Products	116,741	117,833	122,917
Services	258,842	247,115	228,306
Total cost of revenues	375,583	364,948	351,223
Gross profit	636,056	584,336	527,789
Operating expenses:
Research and development, net	148,560	136,563	121,387
Selling and marketing	264,207	248,618	230,162
General and administrative	85,602	88,304	96,134
Amortization of acquired intangibles	20,310	30,571	32,590
Restructuring expenses	5,552	527	1,884
Total operating expenses	524,231	504,583	482,157
Operating income	111,825	79,753	45,632
Financial income and other, net	3,765	3,927	8,268
Equity in losses of affiliated company	(565)
Income before taxes on income	115,025	83,680	53,900
Tax benefit (Taxes on income)	(11,950)	(28,405)	13,994
Net income	$ 103,075	$ 55,275	$ 67,894
Net earnings per share:
Basic	$ 1.74	$ 0.92	$ 1.11
Diluted	$ 1.69	$ 0.89	$ 1.09
Weighted average number of shares used in computing:
Basic earnings per share	59,362	60,388	60,905
Diluted earnings per share	60,892	61,830	62,261